Variable interest entities and securitization - Non-consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Assets	$ 444,438	$ 469,633	$ 381,508
Liabilities	401,047	423,513
Variable Interest Entity, Not Primary Beneficiary | Securities available-for-sale
Variable Interest Entity [Line Items]
Assets	189	217
Liabilities	0	0
Maximum loss exposure	189	217
Variable Interest Entity, Not Primary Beneficiary | Other
Variable Interest Entity [Line Items]
Assets	2,385	2,565
Liabilities	543	514
Maximum loss exposure	$ 2,946	$ 3,096